Business Combination - Schedule of Purchase Price Allocation (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Ankang Jiren Human Resources Service Co Ltd [Member]
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Purchase consideration	¥ 3,048
Cash	257
Accounts receivable	2,149
Prepayments and other current assets	11,530
Property and equipment, net
Accounts payable	(2,588)
Other liabilities	(8,300)
Goodwill
Hetian Tiankun Landing Human Resources Service Co [Member]
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Purchase consideration	3,107
Cash	615
Accounts receivable	1,510
Prepayments and other current assets	670
Property and equipment, net
Accounts payable	10
Other liabilities	302
Goodwill
Shangluo Hesheng Human Resources Co Ltd [Member]
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Purchase consideration	6,419
Cash	2,068
Accounts receivable	2,187
Prepayments and other current assets	8,039
Property and equipment, net	3
Accounts payable	(2,789)
Other liabilities	(3,089)
Goodwill
2024 Acquisitions [Member]
Business Combination, Goodwill, Reportable Segment Assignment [Line Items]
Purchase consideration	12,574
Cash	2,940
Accounts receivable	5,846
Prepayments and other current assets	20,239
Property and equipment, net	3
Accounts payable	(5,367)
Other liabilities	(11,087)
Goodwill